Loss Per Share - Additional Information (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	22,376,020	19,645,521	19,633,911	17,631,350
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	470,668	870,668	820,668	920,668
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	5,073,932	3,422,500	3,293,337	2,067,500